Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Significant Accounting Policies
3.	Accounting policies
Basis of preparation
These interim unaudited condensed consolidated financial statements have been prepared for the sole purpose of inclusion in the
S-4
filing registration statement on behalf of the Cartesian Growth Corporation under the Securities Exchange Act of 1933 regarding the business combination of Alvarium Investments Limited, Tiedemann Advisors, LLC and TIG Advisors (“the filing registration statement”).
These interim unaudited Condensed Consolidated Financial Statements do not constitute statutory accounts within the meaning of section 435 of the Companies Act 2006. They have been prepared on the basis of the accounting policies as set out in the Group’s annual financial statements prepared for the purpose of inclusion in the filing registration statement for the year ended 31 December 2021. The interim unaudited Condensed Consolidated Financial Statements to 30 September 2022 have been prepared in accordance with FRS 104 ‘Interim Financial Reporting’.
The financial information for the interim accounts ended 30 September 2022 and 2021 has not been audited. Therefore, these interim accounts should be read in conjunction with the Group’s annual financial statements prepared for the purpose of inclusion in the filing registration statement for the year ended 31 December 2021.
These interim unaudited Condensed Consolidated Financial Statements were approved and authorised for issue by the Board acting through a duly authorised committee of the Board of Directors on 14 December 2022. The full-year accounts to 31 December 2021 prepared for the purposes of the filing registration statement were approved by the Board of Directors on 13 May 2022 and do not constitute the Company’s statutory accounts for that year. Statutory accounts for the year ended 31 December 2021 have been reported on by the company’s statutory auditor and delivered to the registrar of companies. The report of the statutory auditor was (i) unqualified, (ii) did not include a reference to any matters to which the auditor drew attention by way of emphasis without qualifying their report, and (iii) did not contain a statement under section 498 (2) or (3) of the Companies Act 2006.
The preparation of the financial statements requires the use of certain critical accounting estimates. It also requires management to exercise its judgement in the process of applying the group accounting policies. The areas involving a higher degree of judgement or complexity, or areas where assumptions and estimates are significant to the financial statements, are disclosed in note 3.

The financial statements are presented in UK pounds sterling, which is the functional currency of the Group.
Going concern
The Group has recorded a loss of £10m for the period to 30 September 2022 and is in a net current liability position. As at the balance sheet date, the Group had creditors due within one year of £91.7m, compared to current assets of £60.4m. The creditors due within one year include £39.8m of subordinated shareholder loans which are due on
7th January 2023
, and £10.4m of bank loans, of which £10.3m are due on 3rd February 2023.
On 17 October 2022, the Securities and Exchange Commission declared the registration statement for the proposed business combination with Cartesian announced on 20 September 2021 effective. As a result, the existing bank debt facility will become repayable when the transaction closes on 3 January 2023. The new Group is currently agreeing terms for a debt facility with BMO for $250m, which will be used to pay off the existing bank debt facility as well as the subordinated shareholder loans. This refinancing is yet to be completed and is subject to the transaction completing. The transaction close is pending shareholder approval and there are no other conditions to be met. The refinancing agreements are at an advanced stage and there are no barriers to these being finalised. In the event of the transaction not closing, the Directors would initiate discussions with the shareholders and bank to refinance the existing debt.
In addition, the directors do not anticipate any scenario in which the new change in control environment would change the regulatory capital requirement to a level that would impact the Group’s ability to comply. While there will be changes to the existing legal entity group structure post-acquisition, all existing business lines will continue to operate.
The Group currently meets its day to day working capital requirements from cash reserves and recurring revenue streams. The Group also has a bank facility which is subject to covenants. There was a breach of covenant during the period which has been waived by the borrowers due to an agreement reached that Alvarium will repay the full balance of the outstanding facility once the transaction has closed. As at 30 September 2022, the group had cash balances of £12.4m. The directors have prepared both base and sensitised cash flow forecasts which indicate that the Group will have sufficient funds to meet its liabilities as they fall due for the next 12 months, even under severe but plausible downside scenarios assuming that the existing debt is repaid by the new proposed debt facility as discussed above.
The base case assumes that transactional revenue in
Co-Investments
and Merchant banking will continue as projected in the latest rolling forecasts, with the addition of further recurring revenue from additional raises across the capital markets entities in 2023 . Under this base case, the normal recurring revenue streams and divisional cash flows continue to adequately cover the operating cost base. This does not account for any future adverse market movements which is outside management control.
Management have applied stress test scenarios to its forecasts factoring in a severe but plausible downside scenario whereby transactional revenue and new business streams, in particular across
Co-Investments
and Merchant Banking, were significantly reduced. Under this scenario, the diversified mix of recurrent income still provides sufficient coverage to meet any obligations as and when they fall due, assuming that the existing debt is repaid by the new proposed debt facility as discussed above.
After reviewing the Company’s forecasts and risk assessments under both current and post-merger scenarios, the Directors have formed a judgement at the time of approving the financial statements, that there is a reasonable expectation that the Company has adequate resources to continue in operational existence for 12 months from the date of signing these accounts. For this reason, the Directors continue to adopt the going concern basis in preparing the financial statements.
However, the circumstances above regarding the pending closure of the transaction and the associated debt refinancing indicates the existence of a material uncertainty related to events or conditions that may cast significant doubt on the Group’s ability to continue as a going concern and, therefore, that the Group may be unable to realise its assets and discharge its liabilities in the normal course of business. The financial statements do not include any adjustments that would result from the basis of preparation being inappropriate.
Application of accounting policies
Except as described below, the accounting policies applied in these interim financial statements for the following areas are the same as those applied in the Group’s consolidated financial statements as at and for the year ended 31 December 2021.
The following accounting policies are as per year ended 31 December 2021:

•	Consolidation

•	Non-controlling interests

•	Revenue recognition

•	Foreign currencies

•	Operating leases

•	Goodwill

•	Intangible assets

•	Tangible assets

•	Investments

•	Investments in associates

•	Investments in joint ventures

•	Impairment of fixed assets

•	Finance leases

•	Government grants

•	Provisions

•	Financial instruments

•	Executory contracts

•	Employee benefits

•	Business combinations

•	Income tax

Other income
Other income includes income from the disposal of assets held at book value. This income is recognised at the point of sale and is measured as the difference between the carrying value and the proceeds from the disposal.
Share based payments
The Group issues share-based payments to certain employees, including directors. These share-based payments are recognised in accordance with section 26 of FRS 102.
Equity-settled share-based payments are measured at fair value at the date of grant. The fair value determined at the grant date of the equity-settled share-based payments is expensed on a straight-line basis over the vesting period, together with a corresponding increase in equity, based upon the group’s estimate of the shares that will eventually vest, which involves making assumptions about the number of leavers over the vesting period. The vesting period is determined by the period of time the employees must remain in the Group’s employment before the rights to the shares transfer unconditionally to them.
Cash settled share-based payments are measured at fair value at the balance sheet date. The Group recognises a liability based on the estimate of options that will vest and the expected vesting date. Further information on the cash settled share-based payments in the period are detailed in note 17 of these financial statements.
Judgements and key sources of estimation uncertainty
The preparation of the financial statements requires management to make judgements, estimates and assumptions that affect the amounts reported. These estimates and judgements are continually reviewed and are based on experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.
Significant judgements
The judgements (apart from those involving estimations) that management has made in the process of applying the Group’s accounting policies and that have the most significant effect on the amounts recognised in the financial statements are as follows:
Historic group accounting acquirer
The significant judgements in relation to this area are the same as those applied in the Group’s consolidated financial statements as at and for the year ended 31 December 2021.
Equity Method Investees
There are certain of our joint venture and associates partners in equity method investees that, since the investment was entered into, have become related parties of the Group as a result of holding executive management positions in one or more Group members or subsidiary. An assessment was performed and determined that this does not give the Group control of the relevant equity method investee as each related party’s holding in the relevant equity method investee is unrelated to their employment by the Group member to which they are related and the relevant related parties are not bound by any contractual or other agreement to vote in the same way as Alvarium in connection with their holdings in the relevant equity method investee. Furthermore, in each instance, the equity method investee also has an unrelated third party member and, as a result of governance provisions in the relevant equity method agreement, the equity method investee is controlled jointly by all of its members and not by Alvarium alone.
Entities excluded from consolidation due to limited economic rights
In the case of
LJ Maple Limited
,
LJ Maple Circus Limited
,
LJ Maple Hamlet Limited
,
LJ Maple Hill Limited
,
LJ Maple Belgravia Limited
,
LJ Maple St Johns Wood Limited
,
LJ Maple Kew Limited
,
LJ Maple Chelsea Limited
,
LJ Maple Tofty Limited
, LJ Green Lanes Holdings Limited,
LJ Maple Kensington Limited
,
LJ Maple Nine Elms Limited
,
LJ Maple Duke Limited
and
LJ Maple Abbey Limited
, the group control 100% of the voting rights (aside from reserved matters) by virtue of their holding of a certain class of shares.
These entities have all issued a separate class of shares to third party investors and raised finance from them, which has then been invested, indirectly, in one or more underlying real estate transactions. These classes of shares do not have any voting rights but are entitled to the vast majority of the economic returns from the investment. The Group is entitled to ongoing fees from the entities for monitoring and reporting on the underlying real estate transactions and also, potentially, when the underlying real estate transactions are exited and funds returned to investors, to performance based fees which are calculated as a percentage of the total profits from each underlying deal which exceed a defined return to the third party investors. The Group is not an investor itself and does not otherwise participate in distributions from these entities.
While the Group controls the ordinary voting rights of these entities, these entities are excluded from consolidation because of severe long-term restrictions on the Group’s ability to actually exercise control over them. These restrictions are contained in the articles of association and shareholders’ agreements of the relevant entities and they relate to the substantive business activities (including the financial and operating policies) of the entities and include reserved matters contained in the shareholders’ agreements which are substantive as regards the activities of the entities and which require the approval of 75% of all shareholders (including the investor share class). As a result of these restrictions and the Group’s limited economic rights in the entities, the Group does not have the power to govern the financial and operating policies of the entities so as to obtain a benefit from the entities’ activities and, accordingly, the entities are not controlled by the Group for the purposes of FRS 102 and are excluded from consolidation on this basis. Each entity has instead been classified as a fixed asset investment at cost less impairment, with any distributions recognised upon receipt.
Limited economic rights over entities owned by the group
The group owns 100% of the share capital of LJ London Holdings Limited. The company was incorporated to invest in a property joint venture. To fund this, loan funding was obtained by LJ London Holdings Limited from a third party. Under the terms of the loan the vast majority of the profits from the venture revert to the lender, with the group entitled to a promote fee at conclusion. The group had no financial exposure to the venture.

The group considers the terms of the loan to demonstrate a severe long term restriction over rights to income from LJ London Holdings Limited. It has therefore been classified as a fixed asset investment at cost less impairment, with any dividends recognised upon receipt. In the absence of the terms of the loan, it would otherwise have been classified as a subsidiary.
Share based payments
In April 2022, the Group granted awards to key employees and directors as part of a Long Term Incentive Plan. The value of these awards is determined by the appreciation of the Group’s value between 1 January 2019 and 31 December 2021 – the service period for these awards - provided that a minimum target valuation is met.
The Group has needed to make several judgements in recognising a liability for cash-settled share-based payments at 30 September 2022. In particular, the Group has needed to determine the vesting date, assess the probability of payment, make a judgement for when the mutual understanding between the Group and members in the scheme was established and conclude on the conditional link to the proposed business combination with Cartesian Growth Corporation under the Securities Exchange Act of 1933 in relation to a public list on the US NASDAQ under Alvarium Tiedemann.
The initial Award Letters were sent to employees of the Group in April 2022 – the grant date - and communicated an intent for a potential future award that would become payable upon the close of the proposed business combination. These Award Letters stated that the vesting date would be at 31 May 2022 and on the discretion of the Committee. The Award Letters were designed to be non-binding
and the terms of settlement were left to the discretion of the Committee to ensure that these could be finalised once the proposed business combination was certain, and that the Awards could be cancelled in the event of the transaction not closing. Accordingly, payment was not deemed probable on the date of the letters, and a mutual understanding between the Group and the members in the scheme had not yet been achieved.
The Group held a Townhall on 21 September 2022 where it was communicated to the members of the LTIP that payments would be made to settle the plan imminently, regardless of whether or not the business combination closes. The Group has determined that it was at this point that a mutual understanding between the Group and members in the scheme had been established, and that 21 September should therefore be used as the vesting date. A liability has therefore been recognised for these payments, as disclosed in note 14 of these financial statements.
Key sources of estimation uncertainty
Accounting estimates and assumptions are made concerning the future and, by their nature, will rarely equal the related actual outcome. The key assumptions and other sources of estimation uncertainty that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are as follows:
Useful economic lives and impairment of intangible assets
The annual amortisation charge for intangible assets is sensitive to changes in the estimated useful economic lives and residual values of the assets. The useful economic lives and residual values are re-assessed
annually.

The Group also considers whether intangible assets are impaired. Where an indication of impairment is identified the estimation of recoverable value requires estimation of the recoverable value of the cash generating units (CGUs). This requires estimation of the future cash flows from the CGUs and also selection of appropriate discount rates in order to calculate the net present value of those cash flows. See note 10 for the carrying amount of the intangible assets.
Impairment tests for goodwill September 2022
The Group has assessed for any triggers during the period that may result in an impairment of goodwill. No material negative changes were noted since management performed a sensitivity analysis as of 31 December 2021. The Directors have also considered whether there were any triggers during the period to 30 September 2022 and have not noted any.
The analysis carried out for the year ended 31 December 2021 established that the discount rate would need to increase to more than 80% before an impairment of goodwill would be required.
Similarly the average annual growth rate for expected fund flows would need to reduce to more than
-30%
per annum before an impairment of goodwill would be required.
The Directors have considered recent market movements and macro-economic conditions in their assessment of the need for goodwill impairment as at 30 September 2022, and have concluded that the Group’s performance in the period and future outlook do not warrant an impairment given the significant headroom noted in the detailed analysis carried out for the year ended 31 December 2021.
Deferred tax assets in respect of tax losses
The group has material brought forward tax losses for which no deferred tax asset has been recognised. There is significant estimation uncertainty surrounding the timing of which these losses may be utilised in future. Management reviews forecasts in estimating whether sufficient future taxable profits are likely to arise to warrant recognition of an asset in respect of such losses. The Group’s policy is to only consider forecasts which have been finalised and approved as at the period end.

The financial information set out above does not constitute the Company’s statutory accounts for the years ended 31 December 2021, 2020 or 2019. These Consolidated financial statements were approved by the board of directors and authorised for issue on 13 May 2022.
The preparation of the financial statements requires the use of certain critical accounting estimates. It also requires management to exercise its judgement in the process of applying the group and company accounting policies. The areas involving a higher degree of judgement or complexity, or areas where assumptions and estimates are significant to the financial statements, are disclosed in note 3.
The financial statements are presented in UK pounds sterling, which is the functional currency of the Group.
Going concern
Following the
COVID-19
Global Pandemic
(Covid-19),
the Board, Shareholders, Partners and Operations Committee continually monitored and discussed matters including cost and liquidity on a weekly basis at the height of his pandemic, successfully navigating an unprecedented period. Management remain focussed on navigating successfully through any further disruptions to normal activity.
The Group meets its day to day working capital requirements from cash reserves and recurring revenue streams. The Group also has a bank facility which is subject to covenants (see notes 16 and 17 & 30 for more information). As at 31 December 2021, the group had cash balances of £13m. The directors have prepared both base and sensitised cash flow forecasts which indicate that the Group will have sufficient funds to meet its liabilities as they fall due for the next 12 months, even under severe but plausible downside scenarios.
The base case assumes that transactional revenue in
Co-lnvestments
and Merchant banking will continue as forecast, with the addition of further recurring revenue from additional raises across the capital markets entities. In addition, Investment Advisory AUM revenue is forecast to grow by
2-3%
due to the implementation of new strategies from the office of the CIO. Under this base case, the normal recurring revenue streams and divisional cash flows continue to adequately cover the operating cost base and the current bank debt facility. This does not account for adverse market movements which is outside management control.
Management have applied stress test scenarios to its forecasts factoring in a severe but plausible downside scenario whereby transactional revenue and new business streams, in particular across
Co-lnvestments
and Merchant Banking, were significantly
reduced. There was also a 5
% reduction in Investment Advisory revenues considered. Under this scenario, the diversified mix of recurrent income still provides sufficient coverage to meet any obligations as and when they fall due.
The Group is currently compliant with all debt facility covenants and projected to continue to meet these provisions. The bank loan is due for repayment at the maturity date in August 2022. Terms have been provided (for execution in due course) to extend the facility for a further six months to February 2023 under the original terms, in which time the business combination is expected to complete. In the event repayment is required in August 2022, the plausible downside forecasts indicate that the facility could be repaid in full if required.
Should the proposed business combination with Cartesian proceed, as announced on 20 September 2021, the existing bank debt facility would become repayable based on change of control reference in the facility agreement. However, this transaction would not proceed unless sufficient appropriate facilities were in place to enable the facility to be repaid in full, should repayment be needed.
In addition, the directors do not anticipate any scenario in which the new change in control environment would change the regulatory capital requirement to a level that would impact the Company’s ability to comply.
After reviewing the Company’s forecasts and risk assessments under both current and postmerger scenarios, the Directors have formed a judgement at the time of approving the financial statements, that there is a reasonable expectation that the Company has adequate resources to continue in operational existence for 12 months from the date of signing these accounts. For this reason, the Directors continue to adopt the going concern basis in preparing the financial statements.
Consolidation
The Group consolidated financial statements include the financial statements of the Company and all of its subsidiary undertakings together with the Group’s share of the results of associates and joint ventures made up to 31 December 2021.
A subsidiary is an entity controlled by the Group. Control is the power to govern the financial and operating policies of an entity so as to obtain benefits from its activities. Where the Group owns less than 50
% of the voting powers of an entity but controls the entity by virtue of an agreement with other investors which gives it control of the financial and operating policies of that entity, the Group accounts for that entity as a subsidiary.
Where the Group controls more than
50
% of the voting powers of an entity but restrictions exist to entitlement of profit which would comprise a severe long term restriction, such entities are not consolidated. See the ‘significant judgement’ section on page 12 for more information.
Where a subsidiary has different accounting policies to the Group, adjustments are made to those subsidiary financial statements to apply the Group’s accounting policies when preparing the consolidated financial statements.

An associate is an entity, being neither a subsidiary nor a joint venture, in which the Group holds a long-term interest and where the Group has significant influence. The Group considers that it has significant influence where it has the power to participate in the financial and operating decisions of the associate. The results of associates are accounted for using the equity method of accounting.
Accounting for joint ventures and associates uses financial information provided by management of those entities. This is the best available information at the time of reporting and consolidated using the equity method appropriately in our Group results. Where information is received post year-end
regarding conditions that existed at the
year-end,
this is treated as a type one adjusting event.
Any subsidiary undertakings or associates sold or acquired during the year are included up to, or from, the dates of change of control or change of significant influence respectively.
Where control of a subsidiary is lost, the gain or loss is recognised in the consolidated income statement. The cumulative amounts of any exchange differences on translation, recognised in equity, are not included in the gain or loss on disposal and are transferred to retained earnings. The gain or loss also includes amounts included in other comprehensive income that are required to be reclassified to profit or loss but excludes those amounts that are not required to be reclassified.
Where control of a subsidiary is achieved in stages, the initial acquisition that gave the Group control is accounted for as a business combination. Thereafter where the Group increases its controlling interest in the subsidiary the transaction is treated as a transaction between equity holders. Any difference between the fair value of the consideration paid and the carrying amount of the non-controlling
interest acquired is recognised directly in equity. No changes are made to the carrying value of assets, liabilities or provisions for contingent liabilities.
The Company historically held investments in two associates (Alvarium PO (Payments) Ltd and Alvarium Investment Management Ltd) where additional interests were subsequently purchased giving the company control and resulting in consolidation of a subsidiary undertaking. In accordance with FRS 102.A.3.21, and in order to give a true and fair view, goodwill was calculated as the sum of the goodwill arising on each purchase of shares in these entities, being the difference at the date of each purchase between the fair value of the consideration given and the fair value of the identifiable assets and liabilities attributable to the interest purchased. This represents a departure from the method set out in FRS 102, under which goodwill is calculated as the difference between the total acquisition cost of acquiring 100% of these entities and the fair value of the identifiable assets and liabilities of these entities on the date that they each became a subsidiary. The statutory method would not give a true and fair view because it would result in the group’s share of these entities’ retained reserves, during the period that it was an associate, being recharacterised as goodwill.
The effect of this departure at 31 December 2021, 31 December 2020, 31 December 2019 and 1 January 2019 is to:

•	decrease profit for the year by £34,266 (2020: £34,266 , 2019: £34,266)

•	increase the revaluation reserve by £133,722 (2020: £133,722) (1 Jan 2020 £133,722 ) (1 Jan 2019: £133,722)

•	decrease retained profits by £ 30,923 (2020: increase £3,343) (1 Jan 2020: increase 37,609 ) (1 Jan 2019: £71,876); and

•	increase goodwill by £102,799 (2020: £137,065) (1 Jan 2020: £171,332 ) (1 Jan 2019: £205,598)

All intra-Group transactions, balances, income and expenses are eliminated on consolidation. Adjustments are made to eliminate the profit or loss arising on transactions with associates to the extent of the Group’s interest in the entity.
Non-controlling
interests
Minority interests in the net assets of consolidated subsidiaries are identified separately from the Group’s equity. Minority interests consist of the amount of those interests at the date of the original business combination and the minority’s share of changes in equity since the date of the combination.
The proportions of profit or loss and changes in equity allocated to the owners of the parent and to the minority interests are determined on the basis of existing ownership interests and do not reflect the possible exercise or conversion of options or convertible instruments.
Judgements and key sources of estimation uncertainty
The preparation of the financial statements requires management to make judgements, estimates and assumptions that affect the amounts reported. These estimates and judgements are continually reviewed and are based on experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.
Significant judgements
The judgements (apart from those involving estimations) that management has made in the process of applying the entity’s accounting policies and that have the most significant effect on the amounts recognised in the financial statements are as follows:
Historic accounting acquirer
The Group was formed through a series of acquisitions commencing at the end of 2014 and completing in early 2015, through the combination of several existing entities with common shareholders and management under a newly formed company - LJ GP Limited (now Alvarium Investments Limited). This was previously accounted for as a business combination with four businesses with common shareholders being combined under LJ GP Limited as the accounting acquirer.
The consideration for this transaction was a mixture of cash, debt and equity. The combining entities were valued by management in line with comparative market multiples at that time. Asset management business was based on an EBITDA multiple whilst wealth management companies were valued on AUM. The valuation was underpinned by an unrelated third party investment into the group for a 20% stake under a new share issuance which settled in May 2015. The third party investment also triggered a re-designation
of certain share classes with preferential income rights into a class of ordinary shares ranking pari passu in all respects.
Upon a review carried out as part of preparing the 2020 and 2019 special purpose financial statements for filing with the SEC, it was determined that a different entity, LJ Capital Limited, should have been treated as the acquirer in the business combination. This determination is on the basis that LJ Capital Limited was the largest of the combining companies and due to the number of their directors on the Boards of the new Group giving them the largest proportion of voting rights.

The determination of LJ Capital Limited as the accounting acquirer is a significant judgement which has a material impact on these financial statements and has led to a number of material changes on the accounting treatment of LJ Capital Limited Group and its underlying subsidiaries and minority holdings, which were previously fair valued as part of the business combination rather than brought in at historical amounts. The impact of this correction in acquirer has been disclosed in the in the consolidated financial statements previously filed with the SEC.
Equity method investees
There are certain of our joint venture and associates partners in equity method investees that, since the investment was entered into, have become related parties of the Group as a result of holding executive management positions in one or more Group members or subsidiary. An assessment was performed and determined that this does not give the Group control of the relevant equity method investee as each related party’s holding in the relevant equity method investee is unrelated to their employment by the Group member to which they are related and the relevant related parties are not bound by any contractual or other agreement to vote in the same way as Alvarium in connection with their holdings in the relevant equity method investee. Furthermore, in each instance, the equity method investee also has an unrelated third party member and, as a result of governance provisions in the relevant equity method agreement, the equity method investee is controlled jointly by all of its members and not by Alvarium alone.
Entities excluded from consolidation due to limited economic rights
In the case of LJ Maple Limited, LJ Maple Circus Limited, LJ Maple Hamlet Limited, LJ Maple Hill Limited, LJ Maple Belgravia Limited, LJ Maple St Johns Wood Limited, LJ Maple Kew Limited, LJ Maple Chelsea Limited, LJ Maple Tofty Limited, LJ Green Lanes Holdings Limited, LJ Maple Kensington Limited, LJ Maple Nine Elms Limited, LJ Maple Duke Limited and LJ Maple Abbey Limited, the group control 100% of the voting rights (aside from reserved matters) by virtue of their holding of a certain class of shares.
These entities have all issued a separate class of shares to third party investors and raised finance from them, which has then been invested, indirectly, in one or more underlying real estate transactions. These classes of shares do not have any voting rights but are entitled to the vast majority of the economic returns from the investment. The Group is entitled to ongoing fees from the entities for monitoring and reporting on the underlying real estate transactions and also, potentially, when the underlying real estate transactions are exited and funds returned to investors, to performance based fees which are calculated as a percentage of the total profits from each underlying deal which exceed a defined return to the third party investors. The Group is not an investor itself and does not otherwise participate in distributions from these entities.
While the Group controls the ordinary voting rights of these entities, these entities are excluded from consolidation because of severe long-term restrictions on the Group’s ability to actually exercise control over them. These restrictions are contained in the articles of association and shareholders’ agreements of the relevant entities and they relate to the substantive business activities (including the financial and operating policies) of the entities and include reserved matters contained in the shareholders’ agreements which are substantive as regards the activities of the entities and which require the approval of 75% of all shareholders (including the investor share class). As a result of these restrictions and the Group’s limited economic rights in the entities, the Group does not have the power to govern the financial and operating policies of the entities so as to obtain a benefit from the entities’ activities and, accordingly, the entities are not controlled by the Group for the purposes of FRS 102 and are excluded from consolidation on this basis.

Each entity has instead been classified as a fixed asset investment at cost less impairment, with any distributions recognised upon receipt. Details concerning the financial performance and position of these entities can be found in note 13 of these financial statements.
Limited economic rights over entities owned by the group
The group owns 100% of the share capital of LJ London Holdings Limited. The company was incorporated to invest in a property joint venture. To fund this, loan funding was obtained by LJ London Holdings Limited from a third party. Under the terms of the loan the vast majority of the profits from the venture revert to the lender, with the group entitled to a promote fee at conclusion. The group had no financial exposure to the venture.
The group considers the terms of the loan to demonstrate a severe long term restriction over rights to income from LJ London Holdings Limited. It has therefore been classified as a fixed asset investment at cost less impairment, with any dividends recognised upon receipt. In the absence of the terms of the loan, it would otherwise have been classified as a subsidiary.
Key sources of estimation uncertainty
Accounting estimates and assumptions are made concerning the future and, by their nature, will rarely equal the related actual outcome. The key assumptions and other sources of estimation uncertainty that have a risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are as follows:
Useful economic lives and impairment of intangible assets
The annual amortisation charge for intangible assets is sensitive to changes in the estimated useful economic lives and residual values of the assets. The useful economic lives and residual values are re-assessed
annually.
The group also considers whether intangible assets are impaired. Where an indication of impairment is identified the estimation of recoverable value requires estimation of the recoverable value of the cash generating units (CGUs). This requires estimation of the future cash flows from the CGUs and also selection of appropriate discount rates in order to calculate the net present value of those cash flows. See note 11 for the carrying amount of the intangible assets, and note 3 for the useful economic lives for each class of asset.
Impairment tests for goodwill December 2021
The Group has determined that it has a single CGU in relation to asset management for the purposes of assessing the carrying value of goodwill. This determination is made on the basis that the Group’s structure is highly interconnected, with shared management, directors and clients. As a result, the Group is deemed to be the smallest identifiable group of assets that generates cash inflows that are largely independent.
In line with Section 27 of FRS 102, Impairment of Assets, a full impairment review was undertaken as at 31 December 2021. The recoverable amount within the fund management CGU was determined by assessing the value-in-use
using long-term cash flow projections for the CGU.
Data for the explicit forecast period of 2022-2026 is based on the 2022 budget and forecasts for 2022-2026. Increases in operating costs have been taken into account and include assumed new business volumes. Cash flows beyond the explicit forecast period are extrapolated using a long term terminal growth rate of 3.0%.
To arrive at the net present value, cash flows have been discounted using a discount rate of 12.5%.
The overall
value-in-use
was greater than the carrying value and hence no impairment charge has been recognised. The key assumptions used in determining this amount were expected aggregated fund flows and the discount rate.
Management have performed a sensitivity analysis as of 31 December 2021 and established that the discount rate would need to increase to more than 95% before an impairment of goodwill would be required. The average annual growth rate for expected fund flows over the forecast period is 4.0% and would need to reduce to more than
-40%
per annum before an impairment of goodwill would be required.
Impairment tests for goodwill December 2020
The Group has determined that it has a single CGU in relation to asset management for the purposes of assessing the carrying value of goodwill. This determination is made on the basis that the Group’s structure is highly interconnected, with shared management, directors and clients. As a result, the Group is deemed to be the smallest identifiable group of assets that generates cash inflows that are largely independent.
In line with Section 27 of FRS 102, Impairment of Assets, a full impairment review was undertaken as at 31 December 2020. The recoverable amount within the fund management CGU was determined by assessing the value-in-use
using long-term cash flow projections for the CGU.
Data for the explicit forecast period of 2021-2026 is based on the 2021 budget and forecasts for 2021-2026. Increases in operating costs have been taken into account and include assumed new business volumes. Cash flows beyond the explicit forecast period are extrapolated using a longterm terminal growth rate of 3.0%. To arrive at the net present value, cash flows have been discounted using a discount rate of 18.0%.
The overall
value-in-use
was greater than the carrying value and hence no impairment charge has been recognised. The key assumptions used in determining this amount were expected aggregated fund flows and the discount rate.
Management have performed a sensitivity analysis as of 31 December 2020 and established that the discount rate would need to increase to more than 80% before an impairment of goodwill would be required.
The average annual growth rate for expected fund flows over the forecast period is 8.0% and would need to reduce to more than
-30%
per annum before an impairment of goodwill would be required.
Impairment tests for goodwill December 2019
The Group has determined that it has a single CGU in relation to asset management for the purposes of assessing the carrying value of goodwill. This determination is made on the basis that the Group’s structure is highly interconnected, with shared management, directors and clients. As a result, the Group is deemed to be the smallest identifiable group of assets that generates cash inflows that are largely independent.
In line with Section 27 of FRS 102, Impairment of Assets, a full impairment review was undertaken as at 31 December 2019. The recoverable amount within the fund management CGU was determined by assessing the value-in-use
using long-term cash flow projections for the CGU.
Data for the explicit forecast period of 2020-2025 is based on the 2020 budget and forecasts for 2021-2025. Increases in operating costs have been taken into account and include assumed new business volumes. Cash flows beyond the explicit forecast period are extrapolated using a longterm terminal growth rate of 3.0%. To arrive at the net present value, cash flows have been discounted using a discount rate of 18.0%.
The overall
value-in-use
was greater than the carrying value and hence no impairment charge has been recognised. The key assumptions used in determining this amount were expected aggregated fund flows and the discount rate.
Management have performed a sensitivity analysis as of 31 December 2019 and established that the discount rate would need to increase to more than 60% before an impairment of goodwill would be required.
The average annual growth rate for expected fund flows over the forecast period is 8.0% and would need to reduce to more than
-24%
per annum before an impairment of goodwill would be required.
Impairment tests for equity method investees
The Group has considered whether there are any indications that its investments in joint ventures and associates may be impaired at 31 December 2021, and has noted one joint venture where impairment indicators exist. In line with Section 27 of FRS 102, Impairment of Assets, a detailed value-in-use
calculation has therefore been produced for this asset.
Data for the explicit forecast period of 2022-2026 is based on the 2022 budget. Cash flows beyond the explicit forecast period are extrapolated using a long term terminal growth rate of 3.0%. To arrive at the net present value, cash flows have been discounted using a discount rate of 11.5%.
The overall
value-in-use
in this calculation is greater than the carrying amount for this joint venture, and hence no impairment charge has been recognised. The key assumptions used in this calculation were the discount rate and revenue growth rates.
Management have performed a sensitivity analysis as of 31 December 2021 and have established that the discount rate would need to increase by more than 100% before an impairment of this asset would be required. Similarly, reducing the terminal growth rate of 3% to 0% would still not result in an impairment to this asset.
Useful economic lives sensitivity
The tables below detail the impact of the amortisation charge reported in the event of a
5%-10%
increase or decrease in the useful economic lives of the Group’s intangible assets.
2021:

	Goodwill	Client lists	Brands	Total
	£	£	£	£
Current amortisation	3,429,870	2,293,872	—	5,723,742
Amortisation with -5% UEL	3,610,391	2,414,602	—	6,024,993
Amortisation with -10% UEL	3,810,968	2,548,747	—	6,359,715
Amortisation with +5% UEL	3,266,544	2,184,640	—	5,451,184
Amortisation with +10% UEL	3,118,065	2,085,338	—	5,203,403

2020:

	Goodwill	Client lists	Brands	Total
	£	£	£	£
Current amortisation	3,488,827	2,334,873	—	5,823,700
Amortisation with -5% UEL	3,672,451	2,457,761	—	6,130,212
Amortisation with -10% UEL	3,876,476	2,594,303	—	6,470,779
Amortisation with +5% UEL	3,322,693	2,223,689	—	5,546,382
Amortisation with +10% UEL	3,171,662	2,122,612	—	5,294,274
2019:

	Goodwill	Client lists	Brands	Total
	£	£	£	£
Current amortisation	(2,836,127)	(2,315,165)	(30,000)	(5,181,291)
Amortisation with -5% UEL	(2,985,397)	(2,437,016)	(31,579)	(5,453,992)
Amortisation with -10% UEL	(3,151,253)	(2,572,405)	(33,333)	(5,756,991)
Amortisation with +5% UEL	(2,701,074)	(2,204,919)	(28,571)	(4,934,564)
Amortisation with +10% UEL	(2,578,298)	(2,104,695)	(27,273)	(4,710,266)
Deferred tax assets in respect of tax losses
The group has material brought forward and carried forward tax losses in the United Kingdom and the United States of America. There is significant estimation uncertainty surrounding the timing of which these losses may be utilised in future. Management reviews forecasts in estimating whether sufficient future taxable profits are likely to arise to warrant recognition of an asset in respect of such losses. The Group’s policy is to only consider forecasts which have been finalised and approved as at the period end, which in this case are for the years ended 31 December 2022 and 2023. In the case of the United Kingdom, these forecasts indicate these losses are to be fully utilised in those periods.
Revenue recognition
Turnover comprises revenue (exclusive of Value Added Tax) recognised by the group in respect of services supplied.
Corporate finance engagements
Fees for annual or quarterly services are billed in advance. Turnover for the provision of annual or quarterly services is recognized in the profit and loss account on a pro rata basis as the service is delivered over the period from the date of the invoice or renewal. The resulting accrued or deferred income is included within debtors or creditors respectively. The service provided to clients is generally providing reporting on funds invested into the relevant deals. This would include corporate finance engagements, management support and office space.
Placement fees are recognised as invoiced at the point of transaction closing.
Interest and investment income
Interest income is recognised using the effective interest rate method.

Dividend income is recognised when the right to receive payment is established.
UK Investment advisory revenue
The revenue shown in the accounts represents amounts due to the group for services rendered in the year, exclusive of Value Added Tax. Consultancy fees are invoiced on a quarterly basis in arrears and therefore at any point in time there is a level of accrued income pro-rata
to the services rendered.
The majority of Advisory fees are received from the Pershing Platform quarterly in arrears. At any point in time there is a level of accrued income pro-rata
to the expected annual revenues from Pershing.
Overseas Investment advisory revenue
Portfolio management and performance fees generally consist of percentage fees based upon client’s portfolio size and performance and are billed to clients following the close of each calendar quarter. At the end of each month there is an income accrual provided for pro rata quarterly fees which are billed post quarter end. These fees are gross amounts with any related commissions payable presented in cost of sales.
Trust and fiduciary revenue
Invoices raised in advance for the provision of annual services are taken to the profit and loss account on a pro rata basis over the year from the date of the invoice or renewal. The resulting deferred income is included within creditors. Work in Progress is carried at 70% of recorded unbilled time at each month end. This is considered by management to be a reliable consistent estimate of the recoverable proportion of unbilled time at any point, based on retrospective reviews.
Private and family office revenue
Turnover represents amounts receivable for services net of VAT and trade discounts. Invoicing is completed monthly in arrears, with any resulting accrued income included in debtors at the year end.
Revenue from the rendering of services is measured by reference to the stage of completion of the service transaction at the end of the reporting period provided that the outcome can be reliably estimated. The services cover a clearly defined period of time with no uncertainty as to outcome, and therefore we have used the length of time elapsed as the main measure for determining the stage of completion.
Income tax
The taxation expense represents the aggregate amount of current and deferred tax recognised in the reporting period. Tax is recognised in profit or loss, except to the extent that it relates to items recognised in other comprehensive income or directly in equity. In this case, tax is recognised in other comprehensive income or directly in equity, respectively.
Current tax is recognised on taxable profit for the current and past periods. Current tax is measured at the amounts of tax expected to pay or recover using the tax rates and laws that have been enacted or substantively enacted at the reporting date.
Deferred tax is recognised in respect of all timing differences at the reporting date. Unrelieved tax losses and other deferred tax assets are recognised to the extent that it is probable that they will be recovered against the reversal of deferred tax liabilities or other future taxable profits. Deferred tax is measured using the tax rates and laws that have been enacted or substantively enacted by the reporting date that are expected to apply to the reversal of the timing difference.
The Group’s unrecognised deferred tax assets are disclosed in note 21 to the financial statements.
Foreign currencies
Functional and presentational currency
The Group financial statements are presented in pound sterling.
Foreign currency transactions
Foreign currency transactions are translated into the functional currency using the spot exchange rates at the dates of the transactions.
At each period end foreign currency monetary items are translated using the closing rate. Nonmonetary items measured at historical cost are translated using the exchange rate at the date of the transaction and non-monetary
items measured at fair value are measured using the exchange rate when fair value was determined.
Foreign exchange gains and losses resulting from the settlement of transactions and from the translation at period-end
exchange rates of monetary assets and liabilities denominated in foreign currencies are recognised in the profit and loss account.
Foreign operations
The trading results of Group undertakings are translated into sterling at the average exchange rates for the year. The assets and liabilities of overseas undertakings, including goodwill and fair value adjustments arising on acquisition, are translated at the exchange rates ruling at the year end. Exchange adjustments arising from the retranslation of opening net investments and from the translation of the profits or losses at average rates are recognised in ‘Other comprehensive income’ and allocated to non-controlling
interest as appropriate.
Operating leases
Rentals applicable to operating leases where substantially all of the benefits and risks of ownership remain with the lessor are charged against profits on a straight-line basis over the period of the lease.
The aggregate benefit of lease incentives is recognised as a reduction to expense over the lease term, on a straight-line basis.
Goodwill
Amortisation is calculated so as to write off the cost of an asset, less its estimated residual value, over the useful economic life of that asset as follows:
Subsidiaries, joint ventures and associates
-10
years straight line.

Intangible assets
Intangible assets are initially recorded at cost, and are subsequently stated at cost less any accumulated amortisation and impairment losses. Any intangible assets carried at revalued amounts, are recorded at the fair value at the date of revaluation, as determined by reference to an active market, less any subsequent accumulated amortisation and subsequent accumulated impairment losses.
Intangible assets acquired as part of a business combination are recorded at the fair value at the acquisition date.
Amortisation
Amortisation is calculated so as to write off the cost of an asset, less its estimated residual value, over the useful life of that asset as follows:

Goodwill	-	10 years straight line
Brands and licences	-	Between 2 and 5 years straight line
Customer list	-	Between 9 and 22 years straight line
The useful lives of the brands and licenses are based on the contractual agreements that underpin these or the period of expected use, whilst the useful lives of the customers lists depend on the nature of the customer relationships. These useful lives have been benchmarked to market data for entities of a similar nature as part of the PPA work carried out on the acquisition of these entities.
If there is an indication that there has been a significant change in amortisation rate, useful life or residual value of an intangible asset, the amortisation is revised prospectively to reflect the new estimates.
Tangible assets
Tangible assets are initially recorded at cost, and subsequently stated at cost less any accumulated depreciation and impairment losses. Any tangible assets carried at revalued amounts are recorded at the fair value at the date of revaluation less any subsequent accumulated depreciation and subsequent accumulated impairment losses.
An increase in the carrying amount of an asset as a result of a revaluation, is recognised in other comprehensive income and accumulated in equity, except to the extent it reverses a revaluation decrease of the same asset previously recognised in profit or loss. A decrease in the carrying amount of an asset as a result of revaluation, is recognised in other comprehensive income to the extent of any previously recognised revaluation increase accumulated in equity in respect of that asset. Where a revaluation decrease exceeds the accumulated revaluation gains accumulated in equity in respect of that asset, the excess shall be recognised in profit or loss.
Depreciation
Depreciation is calculated so as to write off the cost or valuation of an asset, less its residual value, over the useful economic life of that asset as follows:

Short leasehold property improvements	-	Various - straight line over remaining term on property lease
Fixtures and fittings	-	Between 3 and 5 years straight line
Office equipment	-	Between 3 and 5 years straight line

Investments
Un-listed
fixed asset investments are initially recorded at cost and subsequently stated at cost less any accumulated impairment losses. Listed investments are measured at fair value with changes in fair value being recognised in profit or loss. The Group also holds an unlisted convertible note investment at fair value, see note 13 for further detail.
Investments in associates
Investments in associates are accounted for using the equity method of accounting, whereby the investment is initially recognised at the transaction price and subsequently adjusted to reflect the group’s share of the profit or loss, other comprehensive income and equity of the associate.
When the Group’s share of losses of an associate investment equals or exceeds the carrying amount of its investment, the Group stops recognising its share of further losses. The Group recognises its share of any subsequent profits only after its share of profits equals its share of losses not recognised.
Goodwill arising on acquisition of associates is included within the investment cost. This is amortised over 10 years and included in the share of profits/losses included in the income statement.
Investments in joint ventures
Investments in joint ventures are accounted for using the equity method of accounting, whereby the investment is initially recognised at the transaction price and subsequently adjusted to reflect the group’s share of the profit or loss, other comprehensive income and equity of the joint venture.
When the Group’s share of losses of a joint venture investment equals or exceeds the carrying amount of its investment, the Group stops recognising its share of further losses. The Group recognises its share of any subsequent profits only after its share of profits equals its share of losses not recognised.
Goodwill arising on acquisition of joint ventures is included within the investment cost. This is amortised over 10 years and included in the share of profits/losses included in the income statement.
Impairment of fixed assets
A review for indicators of impairment is carried out at each reporting date, with the recoverable amount being estimated where such indicators exist. Where the carrying value exceeds the recoverable amount, the asset is impaired accordingly. Prior impairments are also reviewed for possible reversal at each reporting date. For the purposes of impairment testing, when it is not possible to estimate the recoverable amount of an individual asset, an estimate is made of the recoverable amount of the cash-generating unit to which the asset belongs.
The cash-generating unit is the smallest identifiable group of assets that includes the asset and generates cash flows that are largely independent of the cash flows from other assets or groups of assets.
For impairment testing of goodwill, the goodwill acquired in a business combination is, from the acquisition date, allocated to each of the cash-generating units that are expected to benefit from the synergies of the combination, irrespective of whether other assets or liabilities of the company are assigned to those units.
Finance leases
Assets held under finance leases are recognised in the statement of financial position as assets and liabilities at the lower of the fair value of the assets and the present value of the minimum lease payments, which is determined at the inception of the lease term. Any initial direct costs of the lease are added to the amount recognised as an asset.
Lease payments are apportioned between the finance charges and reduction of the outstanding lease liability using the effective interest method. Finance charges are allocated to each period so as to produce a constant rate of interest on the remaining balance of the liability.
Government grants
Government grants are recognised at the fair value of the asset received or receivable. Grants are not recognised until there is reasonable assurance that the Group will comply with the conditions attaching to them and the grants will be received. Government grants are recognised using the accrual model.
Under the accrual model, government grants relating to revenue are recognised on a systematic basis over the periods in which the Group recognises the related costs for which the grant is intended to compensate. Grants that are receivable as compensation for expenses or losses already incurred or for the purpose of giving immediate financial support to the entity with no future related costs are recognised in income in the period in which it becomes receivable.
Provisions
Provisions are recognised when the entity has an obligation at the reporting date as a result of a past event, it is probable that the entity will be required to transfer economic benefits in settlement and the amount of the obligation can be estimated reliably. Provisions are recognised as a liability in the statement of financial position and the amount of the provision as an expense.
Provisions are initially measured at the best estimate of the amount required to settle the obligation at the reporting date and subsequently reviewed at each reporting date and adjusted to reflect the current best estimate of the amount that would be required to settle the obligation. Any adjustments to the amounts previously recognised are recognised in profit or loss unless the provision was originally recognised as part of the cost of an asset.
Financial instruments
Financial liabilities and equity instruments are classified according to the substance of the contractual arrangements entered into. An equity instrument is any contract that evidences a residual interest in the assets of the entity after deducting all of its financial liabilities.
Where the contractual obligations of financial instruments (including share capital) are equivalent to a similar debt instrument, those financial instruments are classed as financial liabilities. Financial liabilities are presented as such in the balance sheet. Finance costs and gains or losses relating to financial liabilities are included in the profit and loss account. Finance costs are calculated so as to produce a constant rate of return on the outstanding liability.
Where the contractual terms of share capital do not have any terms meeting the definition of a financial liability then this is classed as an equity instrument. Dividends and distributions relating to equity instruments are debited direct to equity.

Compound instruments
Compound instruments comprise both a liability and an equity component. At date of issue, the fair value of the liability component is estimated using the prevailing market interest rate for a similar debt instrument. The liability component is accounted for as a financial liability.
The residual is the difference between the net proceeds of issue and the liability component (at time of issue). The residual is the equity component, which is accounted for as an equity instrument.
The interest expense on the liability component is calculated applying the effective interest rate for the liability component of the instrument. The difference between this amount and any repayments is added to the carrying amount of the liability in the balance sheet.
Loans receivable
Loans receivable are measured initially at fair value and are measured subsequently at amortised cost using the effective interest method, less any impairment. An indicative interest rate is used to calculate the amortised cost of interest free related party loans. This is based on comparable interest rates on loans that the Group has given to other entities.
Executory contracts
Where the Group holds derivative options for
non-financial
instruments, these are treated as executory contracts and are therefore held off the balance sheet. See note 22 of these financial statements for more information.
Employee benefits
All employee benefits are categorised under cost of sales.
Defined contribution pension plans
Contributions to defined contribution plans are recognised as an expense in the period in which the related service is provided. Prepaid contributions are recognised as an asset to the extent that the prepayment will lead to a reduction in future payments or a cash refund.
When contributions are not expected to be settled wholly within 12 months of the end of the reporting date in which the employees render the related service, the liability is measured on a discounted present value basis. The unwinding of the discount is recognised as a finance cost in profit or loss in the period in which it arises.
Share-based payments
Equity-settled share-based payments are measured at fair value at the date of grant. The fair value determined at the grant date of the equity-settled share-based payments is expensed on a straight-line basis over the vesting period, together with a corresponding increase in equity, based upon the group’s estimate of the shares that will eventually vest, which involves making assumptions about the number of leavers over the vesting period. The vesting period is determined by the period of time the employees must remain in the Group’s employment before the rights to the shares transfer unconditionally to them.

Fair value has been determined with reference to recent transactions with external investors in the company’s shares.
Where the terms of an equity-settled transaction are modified, as a minimum an expense is recognised as if the terms had not been modified. In addition, an expense is recognised for any increase in the value of the transaction as a result of the modification, as measured at the date of modification.
Where an equity-settled transaction is cancelled, it is treated as if it had vested on the date of the cancellation, and any expense not yet recognised for the transaction is recognised immediately.
However, if a new transaction is substituted for the cancelled transaction and designated as a replacement transaction on the date that it is granted, the cancelled and new transactions are treated as if they were a modification of the original transaction, as described in the previous paragraph.
The group has
no-cash
settled arrangements.
Annual bonus plan
The Group operates an annual bonus plan for employees. An expense is recognised in the profit and loss account when the Group has a legal or constructive obligation to make payments under the plan as a result of past events and a reliable estimate of the obligation can be made.
Short term benefits
Short term benefits, including holiday pay and other similar non-monetary
benefits, are recognised as an expense in the period in which the service is received.
Business combinations
Business combinations are accounted for using the purchase method.
The cost of a business combination is measured as the aggregate of the fair values, at the acquisition date, of assets given, liabilities incurred or assumed, and equity instruments issued plus any costs directly attributable to the business combination.
Where control is achieved in stages, goodwill is calculated as the sum of the goodwill arising on each purchase of shares in these entities, being the difference at the date of each purchase between the fair value of the consideration given and the fair value of the identifiable assets and liabilities attributable to the interest purchased.
Where the business combination requires an adjustment to the cost contingent on future events, the estimated amount of that adjustment is included in the cost of the combination at the acquisition date at fair value. Where contingent consideration is estimated at acquisition and this estimate changes, any change to the consideration is treated as an adjustment to the goodwill.
On acquisition of a business, fair values are attributed to the identifiable assets, liabilities and contingent liabilities unless the fair value cannot be measured reliably, in which case the value is incorporated in goodwill. Where the fair value of contingent liabilities cannot be reliably measured they are disclosed on the same basis as other contingent liabilities.
Goodwill recognised represents the excess of the fair value and directly attributable costs of the purchase consideration over the fair values to the Group’s interest in the identifiable net assets, liabilities and contingent liabilities acquired.

Goodwill is amortised over its expected useful life. Where the Group is unable to make a reliable estimate of useful life, goodwill is amortised over a period not exceeding 10 years. Goodwill is assessed for impairment when there are indicators of impairment and any impairment is charged to the income statement. Reversals of impairment are recognised when the reasons for the impairment no longer apply.
Merger relief is applied where the Group issues equity shares in consideration for the shares of another company and secures at least a 90% equity holding in the other company. Where the criteria for merger relief are met, share premium is not recorded on the issue of these shares, and instead a merger reserve is used. This is a requirement of section 612 of the Companies Act 2006 when these criteria are met.
Impact of changes to accounting
FRS 102 was amended in December 2020 to deal with the financial reporting implications associated with the replacement of interest rate benchmarks as part of the international interest rate benchmark reforms. These amendments are referred to as Phase 2 of the interest rate benchmark reform related amendments to FRS 102. Application of the amendments is mandatory and effective for accounting periods beginning on or after 1 January 2021, with early application permitted. There is no effect of the interest rate benchmark reform on the current or prior years financial statements. The effect of the reform on the future financial statements is currently uncertain.

Cartesian Growth Corp [Member]
Significant Accounting Policies
Note 2 — Significant Accounting Policies
Basis of Presentation
The accompanying unaudited condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and in accordance with the instructions to Form 10-Q and Article
10
of Regulation S-X of the
SEC. Certain information or footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a complete presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying unaudited condensed financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair presentation of the financial position, operating results and cash flows for the periods presented. The interim results for the three and nine months ended September 30, 2022 are not necessarily indicative of the results to be expected for the year ending December 31, 2022 or for any future interim periods. The accompanying unaudited condensed financial statements should be read in conjunction with the Company’s audited financial statements and notes thereto included in the Company’s Annual Report on
Form 10-K filed
with the SEC on March 18, 2022.
Emerging Growth Company Status
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a non-binding
advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.
Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Securities Exchange Act of 1934, as amended) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth
companies but any such election to

opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s unaudited condensed financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.
Use of Estimates
The preparation of unaudited condensed financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the unaudited condensed financial statements and the reported amounts of expenses during the reporting periods. Actual results could differ from those estimates.
Cash and Cash Equivalents
The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company had cash of $463,990 and $551,258 as of September 30, 2022 and December 31, 2021, respectively. The Company did not have any cash equivalents as of September 30, 2022 and December 31, 2021.
Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Deposit Insurance Corporation coverage of $250,000. The Company has not experienced losses on this account.
Cash and Marketable Securities Held in Trust Account
At September 30, 2022 and December 31, 2021, substantially all of the assets held in the Trust Account were held in money market funds which invest in U.S. Treasury securities.
Convertible Debt
The Company accounts for promissory notes that feature conversion options in accordance with Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 815, “Derivatives and Hedging” (“ASC 815”). ASC 815 requires companies to bifurcate conversion options from their host instruments and account for them as freestanding derivative financial instruments according to certain criteria. These criteria include circumstances in which (i) the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract, (ii) a promissory note that embodies both the embedded derivative instrument and the host contract is not re-measured
at fair value under otherwise applicable GAAP with changes in fair value reported in earnings as they occur and (iii) a separate instrument with the same terms as the embedded derivative instrument would be considered a derivative instrument.
Warrant Liabilities
The Company evaluates the Warrants (which are discussed in Note 3, Note 4 and Note 9), in accordance with FASB ASC
Topic 815-40, “Derivatives
and Hedging, Contracts in Entity’s Own Equity”
(“ASC 815-40”)
and concluded that a provision in its warrant agreement related to certain tender or exchange offers precludes the Warrants from being accounted for as components of equity. As the Warrants meet the definition of a derivative as contemplated in
ASC 815-40, the
Warrants are recorded as derivative liabilities on the condensed balance sheets and measured at fair value at inception (the date of the IPO) and at each reporting date in accordance with FASB ASC Topic 820, “Fair Value Measurement,” with changes in fair value recognized in the condensed statements of operations in the period of change.
Offering Costs Associated with the Initial Public Offering
The Company complies with the requirements of the FASB
ASC 340-10-S99-1. Offering costs
consisted of legal fees, accounting fees, underwriting fees and other costs incurred through the IPO that were directly related to the IPO. Offering costs are allocated to the separable financial instruments issued in the IPO based on a relative fair value basis, compared to total proceeds received. Offering costs associated with warrant liabilities are expensed as incurred, presented as non-operating expenses
in the condensed statements of operations. Offering costs associated with the Class A ordinary shares were charged to temporary equity upon the completion of the IPO.
Class A Ordinary Shares Subject to Possible Redemption
The Company accounts for its Class A ordinary shares subject to possible redemption in accordance with the guidance in ASC Topic 480 “Distinguishing Liabilities from Equity” (ASC 480). Ordinary shares subject to mandatory redemption (if any) are classified as a liability instrument and measured at fair value. Conditionally redeemable ordinary shares (including ordinary shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. All of the 34,500,000 Class A ordinary shares contain a redemption feature which allows for the redemption of such Class A ordinary shares in connection with the Company’s liquidation, if there is a shareholder vote or tender offer in connection with the Business Combination and in connection with certain amendments to the Company’s amended and restated memorandum and articles of association. In accordance with the SEC and its staff’s guidance on redeemable equity instruments, which has been codified in
ASC 480-10-S99, redemption
provisions not solely within the control of the Company require ordinary shares subject to redemption to be classified outside of permanent equity. Ordinary liquidation events, which involve the redemption and liquidation of all of the entity’s equity instruments, are excluded from the provisions of ASC 480. Accordingly, at September 30, 2022 and December 31, 2021, all Class A ordinary shares subject to possible redemption are presented at redemption value as temporary equity, outside of the shareholders’ deficit section of the Company’s condensed balance sheets.
The Company recognizes changes in redemption value immediately as they occur and adjusts the carrying value of redeemable ordinary shares to equal the redemption value at the end of each reporting period. Increases or decreases in the carrying amount of redeemable ordinary shares are affected by charges against additional paid in capital and accumulated deficit.
As of September 30, 2022 and December 31, 2021, the Class A ordinary shares subject to redemption reflected on the condensed balance sheets are reconciled in the following table:

Gross Proceeds	$345,000,000
Less:
Proceeds allocated to Public Warrants	(15,007,500)
Class A ordinary shares issuance costs	(18,671,929)
Plus:
Remeasurement of carrying value to redemption value	33,679,429
Interest earned on Trust Account	31,308

Class A ordinary shares subject to possible redemption at December 31, 2021	$345,031,308
Interest earned on Trust Account	2,073,906

Class A ordinary shares subject to possible redemption at September 30, 2022	$347,105,214

Income Taxes
The Company accounts for income taxes under FASB ASC Topic 740, “Income Taxes” (“ASC 740”). ASC 740 requires the recognition of deferred tax assets and liabilities for both (i) the expected impact of differences between the financial statement and tax basis of assets and liabilities and (ii) for the expected future tax benefit to be derived from tax loss and tax credit carry forwards. Additionally, ASC 740 requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized.
ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company’s management determined that the Cayman Islands is the Company’s only major tax jurisdiction. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. As of September 30, 2022 and December 31, 2021, there were no unrecognized tax benefits, and no amounts were accrued for the payment of interest and penalties. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.
There is currently no taxation imposed on income by the government of the Cayman Islands. In accordance with Cayman Islands income tax regulations, income taxes are not levied on the Company. Consequently, income taxes are not reflected in the Company’s financial statements. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.
Net (Loss) Income Per Share
The Company complies with the accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share.” Net (loss) income per share is computed by dividing net (loss) income by the weighted average number of ordinary shares outstanding during the period. The Company has two classes of shares, Class A ordinary shares and Class B ordinary shares. Earnings and losses are shared pro rata between the two classes of shares. The Company has not considered the effect of the 20,400,000 Class A ordinary shares underlying the 11,500,000 Warrants and the 8,900,000 Private Warrants, in the calculation of diluted net (loss) income per share, since the exercise of the Warrants is contingent upon the occurrence of future events. As a result, diluted net (loss) income per ordinary share is the same as basic net (loss) income per ordinary share for the period presented.
The Company’s condensed statements of operations applies
the two-class method
in calculating net (loss) income per share. Basic and diluted net (loss) income per Class A ordinary share and Class B ordinary share is calculated by dividing net (loss) income attributable to the Company by the weighted average number of Class A ordinary shares and Class B ordinary shares outstanding, allocated proportionally to each class of shares.
Reconciliation of Net (Loss) Income per Share
The Company’s net (loss) income is adjusted for the portion of net (loss) income that is allocable to each class of shares. The allocable net (loss) income is calculated by multiplying net (loss) income by the ratio of weighted average number of shares outstanding attributable to Class A ordinary shares and Class B ordinary shares to the total weighted average number of shares outstanding for the period. Remeasurement of the carrying value of Class A ordinary shares to redemption value is excluded from net (loss) income per ordinary share because the redemption value approximates fair value.

Accordingly, basic and diluted (loss) income per ordinary share is calculated as follows:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2022	2021	2022	2021
Class A ordinary shares subject to possible redemption
Numerator: Net income (loss) allocable to Class A ordinary shares subject to possible redemption
Net (loss) income	$8,215,430	$(5,863,746)	$17,877,195	$(1,519,632)
Less: Allocation of income (loss) to Class B ordinary shares	1,643,086	(1,172,749)	3,575,439	(357,271)

Proportionate share of net income (loss)	$6,572,344	$(4,690,997)	$14,301,756	$(1,162,361)

Denominator: Weighted Average Class A ordinary shares subject to possible redemption
Basic and diluted weighted average shares outstanding	34,500,000	34,500,000	34,500,000	27,296,703

Basic and diluted net income (loss) per share	$0.19	$(0.14)	$0.41	$(0.04)

Class B ordinary shares
Numerator: Net income (loss) allocable to Class B ordinary shares
Net (loss) income	$8,215,430	$(5,863,746)	$17,877,195	$(1,519,632)
Less: Allocation of net income (loss) to Class A ordinary shares subject to possible redemption	6,572,344	(4,690,997)	14,301,756	(1,162,361)

Proportionate share of net (loss) income	$1,643,086	$(1,172,749)	$3,575,439	$(357,271)

Denominator: Weighted Average Class B ordinary shares
Basic and diluted weighted average shares outstanding	8,625,000	8,625,000	8,625,000	8,390,110

Basic and diluted net income (loss) per share	$0.19	$(0.14)	$0.41	$(0.04)

Fair Value of Financial Instruments
The Company follows the guidance in FASB ASC Topic 820, “Fair Value Measurement,” for its financial assets and liabilities that are re-measured and
reported at fair value at each reporting period,
and non-financial assets
and liabilities that
are re-measured and
reported at fair value at least annually.
The fair value of certain of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1 —
Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Valuation adjustments and block discounts are not being applied. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.

Level 2 —
Valuations based on (i) quoted prices in active markets for similar assets and liabilities, (ii) quoted prices in markets that are not active for identical or similar assets, (iii) inputs other than quoted prices for the assets or liabilities, or (iv) inputs that are derived principally from or corroborated by market through correlation or other means.

Level 3 —	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.
See Note 9 for additional information on assets and liabilities measured at fair value.
Recent Accounting Pronouncements
The Company’s management does not believe that any other recently issued, but not effective, accounting standards, if currently adopted, would have a material effect on the accompanying unaudited condensed financial statements.

Note 2 — Significant Accounting Policies
Basis of Presentation
The accompanying financial statements are presented in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the SEC.
Emerging Growth Company Status
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Securities Exchange Act of 1934, as amended) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.
Cash and Cash Equivalents
The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company had cash of $551,258 and 0 as of December 31, 2021 and December 31, 2020. The Company did not have any cash equivalents as of December 31, 2021 and December 31, 2020.
Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Depository Insurance Coverage of $250,000. The Company has not experienced losses on this account.
Cash and Securities Held in Trust Account
At December 31, 2021, substantially all of the assets held in the Trust Account were held in money market funds which invest in U.S. Treasury securities.
Warrant Liabilities
The Company evaluated the Warrants (which are discussed in Note 3, Note 4 and Note 8) in accordance with ASC
815-40
and concluded that a provision in its warrant agreement related to certain tender or exchange offers precludes the Warrants from being accounted for as components of equity. As the Warrants meet the definition of a derivative as contemplated in ASC
815-40,
the Warrants are recorded as derivative liabilities on the balance sheet and measured at fair value at inception (the date of the IPO) and at each reporting date in accordance with Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurement”, with changes in fair value recognized in the Statement of Operations in the period of change.
Offering Costs Associated with the Initial Public Offering
The Company complies with the requirements of the FASB ASC
340-10-S99-1. Offering
costs consisted of legal, accounting, underwriting fees and other costs incurred through the IPO that were directly related to the

IPO. Offering costs are allocated to the separable financial instruments issued in the IPO based on a relative fair value basis, compared to total proceeds received. Offering costs associated with warrant liabilities are expensed as incurred, presented as non-operating
expenses in the statement of operations. Offering costs associated with the Class A ordinary shares were charged to shareholders’ equity upon the completion of the IPO.
Ordinary Shares Subject to Possible Redemption
All of the 34,500,000 Class A ordinary shares sold as part of the Units in the IPO contain a redemption feature which allows for the redemption of such Public Shares in connection with the Company’s liquidation, if there is a shareholder vote or tender offer in connection with the Business Combination and in connection with certain amendments to the Company’s amended and restated memorandum and articles of association. In accordance with the SEC and its staff’s guidance on redeemable equity instruments, which has been codified in ASC
480-10-S99,
redemption provisions not solely within the control of the Company require ordinary shares subject to redemption to be classified outside of permanent equity. Ordinary liquidation events, which involve the redemption and liquidation of all of the entity’s equity instruments, are excluded from the provisions of ASC 480. Accordingly, at December 31, 2021 all Class A ordinary shares subject to possible redemption are presented at redemption value as temporary equity, outside of the shareholders’ equity section of the Company’s balance sheets. At December 31, 2020, the Company had no Class A ordinary shares subject to possible redemption. The Company recognizes changes in redemption value immediately as they occur and adjusts the carrying value of redeemable ordinary share to equal the redemption value at the end of each reporting period. Increases or decreases in the carrying amount of redeemable ordinary share are affected by charges against additional paid in capital and accumulated deficit.
As of December 31, 2021, the ordinary shares subject to redemption reflected on the balance sheet are reconciled in the following table:

Gross proceeds from public issuance	$345,000,000
Less:
Proceeds allocated to public warrants	(15,007,500)
Class A ordinary shares issuance cost	(18,671,929)
Add:
Accretion of carrying value to redemption value	33,679,429
Interest earned on Trust	31,308

Class A ordinary shares subject to redemption	$345,031,308

Income Taxes
The Company accounts for income taxes under FASB ASC Topic 740, “Income Taxes” (“ASC 740”). ASC 740 requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statement and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carry forwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized.
ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company’s management determined that the Cayman Islands is the Company’s only major tax jurisdiction. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. As of December 31, 2021, there were no unrecognized tax benefits, and no amounts were accrued for the payment of interest and penalties. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.
There is currently no taxation imposed on income by the government of the Cayman Islands. In accordance with Cayman Islands income tax regulations, income taxes are not levied on the Company. Consequently, income taxes are not reflected in the Company’s financial statements. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.
Net Income (Loss) Per Share
The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share.” Net income (loss) per share is computed by dividing net income (loss) by the weighted average number of ordinary shares outstanding during the period. The Company has two classes of shares, Class A ordinary shares and Class B ordinary shares. Earnings and losses are shared pro rata between the two classes of shares. The Company has not considered the effect of the 20,400,000 ordinary shares underlying the 11,500,000 Warrants sold in the IPO and the 8,900,000 Private Warrants sold in the private placement, in the calculation of diluted loss per share, since the exercise of the warrants is contingent upon the occurrence of future events. As a result, diluted net income (loss) per ordinary share is the same as basic net income (loss) per ordinary share for the period presented.
The Company’s statement of operations applies the
two-class
method in calculating net income per share. Basic and diluted net income per ordinary share for Class A ordinary shares and Class B ordinary shares is calculated by dividing net income attributable to the Company by the weighted average number of Class A ordinary shares and Class B ordinary shares outstanding, allocated proportionally to each class of shares.
Reconciliation of Net Loss per Share
The Company’s net income is adjusted for the portion of net income that is allocable to each class of ordinary shares. The allocable net income is calculated by multiplying net income by the ratio of weighted average number of shares outstanding attributable to Class A ordinary shares and Class B ordinary shares to the total weighted average number of shares outstanding for the period. Accretion of the carrying value of Class A ordinary shares to redemption value is excluded from net income per ordinary share because the redemption value approximates fair value.

Accordingly, basic and diluted income per ordinary share is calculated as follows:

	For the Year Ended December 31, 2021	For the period from December 18, 2020 (inception) through December 31, 2020
Class A Ordinary Shares
Numerator: Net loss allocable to Class A ordinary shares
Net loss	$(1,035,380)	$(7,948)
Less: Allocation of net income to Class B ordinary shares	(232,904)	—

Proportionate share of net loss	$(802,476)	$(7,948)

Denominator: Weighted Average Class A ordinary shares
Basic and diluted weighted average shares outstanding	29,112,329	—

Basic and diluted net loss per share	$(0.03)	$0.00

Class B Ordinary Shares
Numerator: Net loss allocable to Class B ordinary shares
Net loss	$(1,035,380)	$(7,948)
Less: Allocation of net income to Class A ordinary shares	(802,476)	(7,948)

Proportionate share of net loss	$(232,904)	$—
Denominator: Weighted Average Class B ordinary shares
Basic and diluted weighted average shares outstanding	8,449,315	—

Basic and diluted net loss per share	$(0.03)	$—

Fair Value of Financial Instruments
The Company follows the guidance in FASB ASC Topic 820, “Fair Value Measurement,” for its financial assets and liabilities that are re-measured
and reported at fair value at each reporting period, and
non-financial
assets and liabilities that are
re-measured
and reported at fair value at least annually.

The fair value of certain of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1 –
Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Valuation adjustments and block discounts are not being applied. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.

Level 2 –
Valuations based on (i) quoted prices in active markets for similar assets and liabilities, (ii) quoted prices in markets that are not active for identical or similar assets, (iii) inputs other than quoted prices for the assets or liabilities, or (iv) inputs that are derived principally from or corroborated by market through correlation or other means.

Level 3 –	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.
See Note 8 for additional information on assets and liabilities measured at fair value.
Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which, at times, may exceed the federal depository insurance coverage of $250,000. The Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.
Recent Accounting Pronouncements
In August 2020, the Financial Accounting Standards Board’s issued ASU
2020-06,
“Debt-Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic
815-40):
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity” (“ASU
2020-06”),
which simplifies accounting for convertible instruments by removing major separation models required under current GAAP. ASU
2020-06
also removes certain settlement conditions that are required for equity-linked contracts to qualify for scope exception, and it simplifies the diluted earnings per share calculation in certain areas. The Company adopted ASU
2020-06
on January 1, 2021. Adoption of the ASU did not impact the Company’s financial position, results of operations or cash flows.
The Company’s management does not believe that any other recently issued, but not effective, accounting standards, if currently adopted, would have a material effect on the accompanying financial statements.